Net Gains (Losses) on Financial Assets Available for Sale (Detail) - EUR (€) € in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017
Net gains (losses) on financial assets available for sale [Abstract]
Total net gains (losses) on financial assets available for sale	€ 0	€ 78	€ 0	€ 198